Accounts receivable, net	12 Months Ended
Dec. 31, 2014
Receivables [Abstract]
Accounts receivable, net
6.	Accounts receivable, net

(In thousands)	December 31, 2013	December 31, 2014
Accounts receivable	47,386	38,273
Less: Allowance for doubtful accounts	(12,111)	(9,352)

Accounts receivable, net	35,275	28,921

The accounts receivable that was fully reserved as of December 31, 2013 and 2014 was USD 10.9 million and USD 8.9 million, respectively.

The following table presents movement in the allowance for doubtful accounts:

(In thousands)	December 31, 2012	December 31, 2013	December 31, 2014
Balance at beginning of the year	4,150	7,875	12,111
Additions	3,840	4,308	2,633
Reversals	(140)	(373)	(1,176)
Write-off	—	—	(4,161)
Exchange difference	25	301	(55)

Balance at end of the year	7,875	12,111	9,352

The top 10 customers accounted for about 40% and 37% of accounts receivable as of December 31, 2013 and 2014, respectively.